Other Comprehensive Loss - Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of other comprehensive loss
Balance at the beginning of the period	$ 568,000,000	$ 624,000,000	$ 673,000,000
Other comprehensive income (loss) before reclassifications	(80,000,000)	2,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	3,000,000	13,000,000
Tax expense	0	0
Other comprehensive (loss) income, net of tax	(77,000,000)	15,000,000	56,000,000
Balance at the end of the period	310,000,000	568,000,000	624,000,000
Amounts attributable to Venator
Components of other comprehensive loss
Balance at the beginning of the period	(314,000,000)	(329,000,000)	(385,000,000)
Other comprehensive (loss) income, net of tax	(77,000,000)	15,000,000	56,000,000
Balance at the end of the period	(391,000,000)	(314,000,000)	(329,000,000)
Foreign currency translation adjustment
Components of other comprehensive loss
Balance at the beginning of the period	(56,000,000)	(19,000,000)
Other comprehensive income (loss) before reclassifications	(92,000,000)	(37,000,000)
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive (loss) income, net of tax	(92,000,000)	(37,000,000)
Balance at the end of the period	(148,000,000)	(56,000,000)	(19,000,000)
AOCI tax attributable to parent	0	0	0
Pension and other postretirement benefits adjustments, net of tax
Components of other comprehensive loss
Balance at the beginning of the period	(253,000,000)	(306,000,000)
Other comprehensive income (loss) before reclassifications	11,000,000	40,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	3,000,000	13,000,000
Tax expense	0	0
Other comprehensive (loss) income, net of tax	14,000,000	53,000,000
Balance at the end of the period	(239,000,000)	(253,000,000)	(306,000,000)
AOCI tax attributable to parent	50,000,000	50,000,000	50,000,000
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive loss
Balance at the beginning of the period	(5,000,000)	(5,000,000)
Other comprehensive income (loss) before reclassifications	3,000,000	0
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive (loss) income, net of tax	3,000,000	0
Balance at the end of the period	(2,000,000)	(5,000,000)	(5,000,000)
Hedging instruments
Components of other comprehensive loss
Balance at the beginning of the period	0	1,000,000
Other comprehensive income (loss) before reclassifications	(2,000,000)	(1,000,000)
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive (loss) income, net of tax	(2,000,000)	(1,000,000)
Balance at the end of the period	(2,000,000)	0	1,000,000
Total
Components of other comprehensive loss
Balance at the beginning of the period	(314,000,000)	(329,000,000)
Other comprehensive income (loss) before reclassifications	(80,000,000)	2,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	3,000,000	13,000,000
Tax expense	0	0
Other comprehensive (loss) income, net of tax	(77,000,000)	15,000,000
Balance at the end of the period	(391,000,000)	(314,000,000)	(329,000,000)
Amounts attributable to noncontrolling interests
Components of other comprehensive loss
Balance at the beginning of the period	0	0
Other comprehensive income (loss) before reclassifications	0	0
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive (loss) income, net of tax	0	0
Balance at the end of the period	$ 0	$ 0	$ 0